Mortgage Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2016	$ 482
2017	417
2018	352
2019	287
2020	223
Thereafter	279
Total	$ 2,040	$ 2,072	$ 2,356	$ 2,394